AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Aerospace & Defense — 3.1%
Northrop Grumman Corp.	11,558	$5,532,352
RTX Corp.	80,230	7,824,832
		13,357,184
Air Freight & Logistics — 1.0%
United Parcel Service, Inc. (Class B Stock)	28,302	4,206,526
Automobiles — 0.8%
General Motors Co.	80,583	3,654,439
Banks — 4.6%
JPMorgan Chase & Co.	74,034	14,829,010
PNC Financial Services Group, Inc. (The)	30,952	5,001,843
		19,830,853
Beverages — 3.5%
Coca-Cola Co. (The)	138,589	8,478,875
Diageo PLC (United Kingdom)	177,000	6,549,393
		15,028,268
Biotechnology — 1.0%
Gilead Sciences, Inc.	58,800	4,307,100
Chemicals — 5.3%
Air Products & Chemicals, Inc.	17,900	4,336,633
Linde PLC	25,610	11,891,235
PPG Industries, Inc.	45,629	6,611,642
		22,839,510
Commercial Services & Supplies — 1.7%
Waste Management, Inc.	35,383	7,541,886
Construction Materials — 2.5%
Vulcan Materials Co.	39,241	10,709,654
Consumer Finance — 1.6%
Capital One Financial Corp.	45,500	6,774,495
Electric Utilities — 1.0%
Edison International	62,194	4,398,982
Entertainment — 1.2%
Walt Disney Co. (The)	43,735	5,351,415
Financial Services — 5.9%
Apollo Global Management, Inc.(a)	135,368	15,222,132
Visa, Inc. (Class A Stock)(a)	36,915	10,302,238
		25,524,370
Food Products — 4.1%
Mondelez International, Inc. (Class A Stock)	104,721	7,330,470
Nestle SA, ADR	99,728	10,591,114
		17,921,584
Ground Transportation — 1.8%
Union Pacific Corp.	32,745	8,052,978
Health Care Equipment & Supplies — 2.9%
Becton, Dickinson & Co.	50,455	12,485,090
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	12,916	$6,389,545
Household Products — 1.7%
Procter & Gamble Co. (The)	44,530	7,224,992
Insurance — 5.2%
American International Group, Inc.	55,409	4,331,322
MetLife, Inc.	86,129	6,383,020
Travelers Cos., Inc. (The)	50,981	11,732,767
		22,447,109
Interactive Media & Services — 1.1%
Meta Platforms, Inc. (Class A Stock)	10,000	4,855,800
Media — 3.2%
Comcast Corp. (Class A Stock)	319,114	13,833,592
Metals & Mining — 1.0%
Freeport-McMoRan, Inc.	94,251	4,431,682
Multi-Utilities — 3.9%
DTE Energy Co.	38,200	4,283,748
Sempra	176,292	12,663,054
		16,946,802
Oil, Gas & Consumable Fuels — 8.8%
Enbridge, Inc. (Canada)	312,031	11,289,282
EQT Corp.	47,277	1,752,558
Exxon Mobil Corp.	39,500	4,591,480
Pioneer Natural Resources Co.	28,232	7,410,900
Williams Cos., Inc. (The)	333,903	13,012,200
		38,056,420
Personal Care Products — 1.8%
Haleon PLC	788,300	3,303,592
Kenvue, Inc.	220,600	4,734,076
		8,037,668
Pharmaceuticals — 4.9%
AstraZeneca PLC (United Kingdom)	35,500	4,769,206
Johnson & Johnson	39,252	6,209,274
Merck & Co., Inc.	77,883	10,276,662
		21,255,142
Residential REITs — 1.7%
AvalonBay Communities, Inc.	39,934	7,410,153
Semiconductors & Semiconductor Equipment — 4.1%
Broadcom, Inc.	7,356	9,749,716
Intel Corp.	124,428	5,495,985
Texas Instruments, Inc.	16,016	2,790,147
		18,035,848
Software — 9.4%
Microsoft Corp.	58,356	24,551,536
Oracle Corp.	67,938	8,533,692
SAP SE (Germany), ADR(a)	39,032	7,612,411
		40,697,639
Specialized REITs — 2.9%
American Tower Corp.	36,961	7,303,124
A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Public Storage	18,700	$5,424,122
		12,727,246
Specialty Retail — 1.7%
Home Depot, Inc. (The)	19,758	7,579,169
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	43,469	7,454,064
Wireless Telecommunication Services — 2.2%
T-Mobile US, Inc.	58,000	9,466,760

Total Long-Term Investments (cost $348,044,770)		428,833,965
Short-Term Investments — 7.5%
Affiliated Mutual Fund — 6.8%
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $29,455,478; includes $29,308,416 of cash collateral for securities on loan)(b)(wb)	29,467,378	29,452,645
Unaffiliated Fund — 0.7%
Fidelity Investments Money Market Government Portfolio (7-day effective yield 5.210%) (Institutional Shares)	2,980,078	2,980,078
(cost $2,980,078)

Total Short-Term Investments (cost $32,435,556)		32,432,723

TOTAL INVESTMENTS—106.3% (cost $380,480,326)		461,266,688

Liabilities in excess of other assets — (6.3)%		(27,405,654)

Net Assets — 100.0%		$433,861,034

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,489,462; cash collateral of $29,308,416 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2